Share-based Compensation (Schedule of Share Options Roll Forward) (Details) (USD $)	1 Months Ended	12 Months Ended			36 Months Ended
	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Schedule of Share Options Roll Forward
Outstanding at beginning of period		13,686,579	5,913,950	896,050	896,050
Granted		4,213,000	8,294,900	5,149,000	17,656,900
Exercised	(578,060)	(1,615,452)	(31,172)	0
Expired		0	(3,499)
Forfeited		(1,136,113)	(487,600)	(131,100)
Outstanding at end of period		15,148,014	13,686,579	5,913,950	15,148,014
Vested and exercisable		4,808,547			4,808,547
Vested and expect to vest		16,798,137			16,798,137
Weighted Average Exercise Price per option Roll Forward
Weighted average exercise price per option at beginning of period		$ 5.8	$ 2.6	$ 1.5	$ 1.5
Granted, Weighted average exercise price per option		$ 11.8	$ 8.1	$ 2.8
Weighted average exercise price per option at end of period		$ 7.2	$ 5.8	$ 2.6	$ 7.2
Vested and exercisable, Weighted average exercise price per option		$ 4.3			$ 4.3
Vested and expect to vest, Weighted average exercise price per option		$ 6.9			$ 6.9